Interest Rate Derivative Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Interest Rate Derivative Agreements [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The terms of the derivative agreements are as follows:

		Effective	Maturity	Purchase
Date Purchased	Notional Amount	Capped Rate	Date	Price	Counterparty

September 2, 2010	$31,936,667	3.00%	September 1, 2017	$921,000	Bank of New York Mellon

September 2, 2010	$31,936,667	3.00%	September 1, 2017	$845,600	Barclays Bank PLC

September 2, 2010	$31,936,667	3.00%	September 1, 2017	$928,000	Royal Bank of Canada

August 15, 2013	$93,305,000	1.50%	September 1, 2017	$793,000	Deutsche Bank AG

February 18, 2014	$41,250,000	1.00%	March 1, 2017	$230,500	SMBC Capital Markets, Inc

February 18, 2014	$28,750,000	1.00%	March 1, 2017	$161,000	SMBC Capital Markets, Inc

July 10, 2014	$31,565,000	3.00%	August 15, 2019	$315,200	Barclays Bank PLC

July 10, 2014	$31,565,000	3.00%	August 15, 2019	$343,000	Royal Bank of Canada

July 10, 2014	$31,565,000	3.00%	August 15, 2019	$333,200	SMBC Capital Markets, Inc